Commitments - Schedule of Purchase Commitments for the Acquisition of Aircraft (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Commitments for the acquisition of aircraft on future payments	R$ 14,900,341	R$ 15,473,761
Up to one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments for the acquisition of aircraft on future payments	243,857
More than one year up to five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments for the acquisition of aircraft on future payments	10,695,827	11,769,181
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Commitments for the acquisition of aircraft on future payments	R$ 3,960,657	R$ 3,704,580